2. COMMITMENTS (Details) - USD ($)	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
2017		$ 10,250
2018	$ 10,250	10,250
2019	10,250	10,250
2020	10,250	10,250
2021	5,126	5,126
Total minimum payments	41,001	46,126
Less: amount representing interest	5,053	6,314
Present value of minimum lease payments	35,948	39,812
Less: current portion	8,120	7,857	$ 0
Capital lease payments, noncurrent	$ 27,828	$ 31,955	$ 0